DEBT (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 14, 2024	Apr. 12, 2024	May 25, 2023	Feb. 29, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Apr. 30, 2023
Debt Instrument [Line Items]
Conversion price										$ 3.70
Subsequent Event [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date, Description				January 2025
Convertible Promissory Note Due March 2025 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Principal amount		$ 1,900,000
Convertible Promissory Note Due March 2025 [Member] | Convertible Debt [Member] | Maximum [Member] | Additional Debt Conversion Terms [Member]
Debt Instrument [Line Items]
Shares issued upon conversion		1,583,334
Convertible Promissory Note Due March 2025 [Member] | Convertible Debt [Member] | Subsequent Event [Member] | Debt Conversion Terms One [Member]
Debt Instrument [Line Items]
Conversion purchase price	92.75%
Conversion price	$ 1.20
Convertible Promissory Note Due March 2025 [Member] | Convertible Debt [Member] | Subsequent Event [Member] | Additional Debt Conversion Terms [Member]
Debt Instrument [Line Items]
Outstanding principle balance	20.00%
Convertible Promissory Note Due March 2025 [Member] | Convertible Debt [Member] | Subsequent Event [Member] | Maximum [Member]
Debt Instrument [Line Items]
Outstanding principle balance	40.00%
DM Lab Transaction [Member]
Debt Instrument [Line Items]
Debt, long-term and short-term, combined amount					$ 891,974		$ 891,974
Converted amount			$ 252,601
Interest expense					$ 11,404	$ 15,585	$ 27,020	$ 15,585
Short term debt, extension amount				$ 668,674
DM Lab Transaction [Member] | Maximum [Member]
Debt Instrument [Line Items]
Stated interest rate					6.69%		6.69%
DM Lab Transaction [Member] | Minimum [Member]
Debt Instrument [Line Items]
Stated interest rate					4.667%		4.667%
Convertible Notes [Member]
Debt Instrument [Line Items]
Principal amount									$ 3,075,000
Conversion price									$ 3.70
Debt Instrument, Interest Rate During Period									10.00%
Debt Instrument, Maturity Date, Description									mature in 6 months from the issuance of the applicable note.